Taxes	6 Months Ended
Jun. 30, 2025
Taxes.
Taxes

Note 12 — Taxes

(a)	Corporate Income Taxes

Cayman Island

The Company is incorporated in the Cayman Islands. The Cayman Islands currently levy no taxes on individuals or corporations based upon profits, income, gains or appreciations and there is no taxation in the nature of inheritance tax or estate duty. There are no other taxes likely to be material to the Company levied by the government of the Cayman Islands save for certain stamp duties which may be applicable, from time to time, on certain instruments.

Hong Kong

Under Hong Kong tax laws, with effect from April 1, 2018, a two-tiered profits tax rate regime applies. The profits tax rate for the first HKD 2 million of corporate profits is 8.25%, while the standard profits tax rate of 16.5% remains for profits exceeding HKD 2 million. The Company’s Hong Kong subsidiaries, Jiadezhigao HK and WISMASS HK, are subject to Hong Kong profits tax on their taxable income as reported in their statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. There were no assessable profits derived from or earned from Jiadezhigao HK and WISMASS HK for any of the periods presented.

The PRC

Under the Enterprise Income Tax (“EIT”) Law of the PRC, domestic enterprises and Foreign Investment Enterprises are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on a case-by-case basis. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Kebiao Technology was approved as an HNTE on November 2, 2022. As a result, Kebiao Technology has been entitled to a reduced income tax rate of 15% in 2024 and 2025. Kebiao Technology was approved continue to be an HNTE on December 8, 2025, and will be entitled to the reduce tax rate of 15% in 2026, 2027, and 2028. According to the Announcement of the State Taxation Administration on the Implementation of Income Tax Preferential Policies to Support the Development of Small Low Profit Enterprises and Individual Businesses, 25% of the annual taxable income of small low profit enterprises that does not exceed RMB 3 million will be included in the taxable income, and the enterprise income tax will be paid at the rate of 20%. Jiade Zhigao, Shenzhen Kebiao, Kunyuan and Jiazhi are eligible for the above preferential tax policies for small and micro enterprises in 2024 and 2025 and will continue to be eligible for such policies until 2027.

The impact of the tax holidays noted above decreased taxes by RMB568,257, and RMB138,796 (US$19,375) for the six months ended June 30, 2024 and 2025, respectively. The impact of the benefit of the tax holidays on net income per share (basic and diluted) was RMB0.19 and RMB0.05 for the six months ended June 30, 2024 and 2025, respectively.

i)	The components of the income tax provision are as follows:

	For the six months ended June 30,
	2024	2025	2025
	RMB	RMB	US$
Current	957,599	34,806	4,859
Deferred	—	(232,572)	(32,466)
Total provision (benefit) for income taxes	957,599	(197,766)	(27,607)

Note 12 — Taxes (continued)

ii)The following table reconciles PRC statutory rates to the Group’s effective tax rate:

The following table reconciles the China statutory rates to the Group’s effective tax rate for the six months ended June 30, 2024 and 2025:

	For the six months ended June 30,
	2024	2025
Statutory rate in the PRC	25.0%	25.0%
Effect of the PRC preferential tax rate	(9.2)%	3.1%
R&D additional deduction	(0.4)%	0.0%
Non-deductible expenses*	0.1%	(16.2)%
Change in valuation allowance	—	(7.6)%
Effective tax rate	15.5%	4.4%
*	Non-deductible expenses mainly represent expenditures not deductible for PRC tax purposes.

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2024 and June 30, 2025, the Group did not have any significant unrecognized uncertain tax positions. The Group did not incur any interest and penalties related to potential underpaid income tax expenses for the six months ended June 30, 2024 and 2025.

(b)Taxes payable

Taxes payable consist of the following:

	As of	As of	As of
	December 31,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US$
Income tax payable	1,613,840	1,637,213	22,628
Value-added tax payable	359,420	162,096	228,546
Total taxes payable	1,973,260	1,799,309	251,174